SHARE CAPITAL (weighted average assumptions of stock options) (Details) - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Equity [Abstract]
Stock price	$ 0.61
Exercise price	$ 0.7
Risk-free rate	1.60%	0.00%
Expected term of options	3 years
Annualized volatility	80.00%	0.00%
Dividend rate	0.00%	0.00%